Liquidity (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 22, 2024	Jun. 30, 2025	Dec. 31, 2024	Feb. 13, 2025	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Working capital		$ 27,100,000	$ 26,000,000.0
Cash Equivalents, at Carrying Value		$ 200,000
Shares issued		1,500,000		1,500,000
Net preoceeds pubic offering	$ 600,000
Net preoceeds pubic offering		$ 600,000	600,000
Realization of account receivable		9,400,000
Accounts receivable		51,575,583	45,188,231
Contract assets, current		$ 31,126,553	31,438,860
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Subsidiary, Sale of Stock [Line Items]
Working capital			26,000,000.0		$ 24,200,000
Cash Equivalents, at Carrying Value			100,000
Net preoceeds pubic offering	$ 600,000
Net preoceeds pubic offering			600,000		0
Realization of account receivable			1,500,000
Accounts receivable			45,188,231		29,076,549
Contract assets, current			$ 31,438,860		$ 34,280,084
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued	1,500,000
Shares price	$ 4.00
Net preoceeds pubic offering	$ 4,300,000
Net preoceeds pubic offering	$ 600,000
IPO [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued	1,500,000
Shares price	$ 4.00
Net preoceeds pubic offering	$ 4,300,000
Net preoceeds pubic offering	$ 600,000